Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.27%
Communication services: 9.02%
Diversified telecommunication services: 0.79%
AT&T, Inc.	435,941	$6,713,491
Entertainment: 0.96%
Live Nation Entertainment, Inc.†	10,282	822,766
Netflix, Inc.†	17,997	7,409,185
		8,231,951
Interactive media & services: 6.67%
Alphabet, Inc. Class A†	133,250	16,533,660
Alphabet, Inc. Class C†	159,694	20,009,658
Meta Platforms, Inc. Class A†	67,470	20,326,687
		56,870,005
Media: 0.60%
Comcast Corp. Class A	123,949	5,117,854
Consumer discretionary: 9.30%
Automobile components: 0.22%
BorgWarner, Inc.	50,143	1,850,277
Automobiles: 1.64%
Ford Motor Co.	214,433	2,090,722
Tesla, Inc.†	59,115	11,872,656
		13,963,378
Broadline retail: 3.21%
Amazon.com, Inc.†	205,899	27,403,098
Hotels, restaurants & leisure: 1.12%
Expedia Group, Inc.†	33,977	3,237,668
McDonald’s Corp.	23,953	6,279,758
		9,517,426
Household durables: 0.89%
NVR, Inc.†	480	2,598,058
PulteGroup, Inc.	67,810	4,990,138
		7,588,196
Specialty retail: 1.57%
Home Depot, Inc.	27,402	7,801,075
O’Reilly Automotive, Inc.†	2,640	2,456,362
Ulta Beauty, Inc.†	8,256	3,148,095
		13,405,532
Textiles, apparel & luxury goods: 0.65%
Deckers Outdoor Corp.†	3,340	1,994,180
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods(continued)
NIKE, Inc. Class B	23,441	$2,409,032
Tapestry, Inc.	41,200	1,135,472
		5,538,684
Consumer staples: 6.89%
Beverages: 0.64%
Coca-Cola Co.	34,635	1,956,531
PepsiCo, Inc.	21,335	3,483,579
		5,440,110
Consumer staples distribution & retail: 2.77%
BJ’s Wholesale Club Holdings, Inc.†	15,887	1,082,222
Costco Wholesale Corp.	10,831	5,983,478
Kroger Co.	93,403	4,237,694
Target Corp.	14,924	1,653,430
Walmart, Inc.	65,453	10,695,675
		23,652,499
Food products: 1.27%
Archer-Daniels-Midland Co.	72,232	5,169,644
Bunge Ltd.	40,653	4,308,405
Darling Ingredients, Inc.†	30,087	1,332,553
		10,810,602
Household products: 1.30%
Colgate-Palmolive Co.	46,954	3,527,185
Kimberly-Clark Corp.	16,070	1,922,615
Procter & Gamble Co.	37,505	5,626,875
		11,076,675
Tobacco: 0.91%
Altria Group, Inc.	50,261	2,018,984
Philip Morris International, Inc.	64,234	5,727,104
		7,746,088
Energy: 4.39%
Energy equipment & services: 0.45%
Halliburton Co.	96,985	3,815,390
Oil, gas & consumable fuels: 3.94%
Cheniere Energy, Inc.	10,494	1,746,411
Chevron Corp.	66,145	9,639,311
EQT Corp.	20,523	869,765
Exxon Mobil Corp.	115,985	12,277,012
Marathon Petroleum Corp.	22,603	3,418,704
Phillips 66	22,974	2,620,644
Valero Energy Corp.	23,863	3,030,601
		33,602,448
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Financials: 12.25%
Banks: 2.42%
Bank of America Corp.	136,172	$3,586,771
Citigroup, Inc.	81,806	3,230,519
JPMorgan Chase & Co.	78,189	10,872,962
New York Community Bancorp, Inc.	155,262	1,471,884
U.S. Bancorp	45,107	1,438,011
		20,600,147
Capital markets: 1.66%
Bank of New York Mellon Corp.	109,704	4,662,420
Interactive Brokers Group, Inc. Class A	54,186	4,338,673
LPL Financial Holdings, Inc.	15,162	3,404,172
S&P Global, Inc.	5,115	1,786,721
		14,191,986
Consumer finance: 0.21%
Capital One Financial Corp.	17,435	1,765,991
Financial services: 4.98%
Berkshire Hathaway, Inc. Class B†	43,311	14,783,344
FleetCor Technologies, Inc.†	17,859	4,021,311
Mastercard, Inc. Class A	20,196	7,600,765
PayPal Holdings, Inc.†	35,088	1,817,558
Visa, Inc. Class A	60,716	14,274,331
		42,497,309
Insurance: 2.98%
Arch Capital Group Ltd.†	47,464	4,114,180
Everest Group Ltd.	15,655	6,193,431
Hartford Financial Services Group, Inc.	51,141	3,756,306
MetLife, Inc.	81,106	4,867,171
Reinsurance Group of America, Inc.	20,362	3,043,508
W R Berkley Corp.	50,431	3,400,058
		25,374,654
Health care: 13.89%
Biotechnology: 2.48%
AbbVie, Inc.	16,366	2,310,552
Biogen, Inc.†	7,845	1,863,501
Exelixis, Inc.†	223,967	4,611,481
Gilead Sciences, Inc.	22,240	1,746,730
Moderna, Inc.†	10,789	819,532
United Therapeutics Corp.†	13,510	3,010,839
Vertex Pharmaceuticals, Inc.†	18,675	6,762,404
		21,125,039
Health care equipment & supplies: 2.76%
Abbott Laboratories	56,284	5,321,652
Boston Scientific Corp.†	65,371	3,346,341
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Edwards Lifesciences Corp.†	19,848	$1,264,715
Hologic, Inc.†	43,903	2,905,062
Intuitive Surgical, Inc.†	6,026	1,580,138
ResMed, Inc.	10,862	1,533,932
Stryker Corp.	15,738	4,252,722
Zimmer Biomet Holdings, Inc.	32,152	3,356,990
		23,561,552
Health care providers & services: 3.90%
Cencora, Inc.	33,277	6,161,237
Centene Corp.†	53,656	3,701,191
CVS Health Corp.	72,652	5,013,715
Elevance Health, Inc.	8,382	3,772,654
McKesson Corp.	15,348	6,988,865
UnitedHealth Group, Inc.	14,299	7,657,972
		33,295,634
Life sciences tools & services: 0.35%
Thermo Fisher Scientific, Inc.	6,638	2,952,383
Pharmaceuticals: 4.40%
Bristol-Myers Squibb Co.	77,994	4,019,031
Eli Lilly & Co.	14,289	7,915,106
Jazz Pharmaceuticals PLC†	10,425	1,324,183
Johnson & Johnson	63,604	9,435,017
Merck & Co., Inc.	75,024	7,704,965
Pfizer, Inc.	182,966	5,591,441
Zoetis, Inc.	9,481	1,488,517
		37,478,260
Industrials: 8.19%
Aerospace & defense: 1.52%
Howmet Aerospace, Inc.	62,287	2,746,857
Lockheed Martin Corp.	11,126	5,058,324
Textron, Inc.	68,348	5,194,448
		12,999,629
Air freight & logistics: 0.62%
Expeditors International of Washington, Inc.	11,777	1,286,637
United Parcel Service, Inc. Class B	28,363	4,006,274
		5,292,911
Building products: 1.18%
Carrier Global Corp.	101,617	4,843,066
Masco Corp.	27,588	1,437,059
Owens Corning	33,511	3,799,142
		10,079,267
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: 0.44%
Waste Management, Inc.	22,704	$3,730,948
Construction & engineering: 0.64%
EMCOR Group, Inc.	11,911	2,461,408
Quanta Services, Inc.	17,837	2,980,920
		5,442,328
Electrical equipment: 0.77%
Emerson Electric Co.	58,155	5,174,050
Rockwell Automation, Inc.	5,321	1,398,412
		6,572,462
Ground transportation: 0.32%
CSX Corp.	91,719	2,737,812
Machinery: 1.87%
AGCO Corp.	39,790	4,562,322
Caterpillar, Inc.	12,784	2,889,823
Cummins, Inc.	4,102	887,263
Otis Worldwide Corp.	12,467	962,577
PACCAR, Inc.	20,436	1,686,583
Parker-Hannifin Corp.	13,318	4,913,143
		15,901,711
Passenger airlines: 0.38%
United Airlines Holdings, Inc.†	91,941	3,218,855
Professional services: 0.26%
Automatic Data Processing, Inc.	10,336	2,255,522
Trading companies & distributors: 0.19%
WESCO International, Inc.	12,511	1,603,910
Information technology: 27.86%
Communications equipment: 1.17%
Cisco Systems, Inc.	192,281	10,023,609
Electronic equipment, instruments & components: 0.98%
Jabil, Inc.	50,599	6,213,557
Keysight Technologies, Inc.†	17,413	2,125,257
		8,338,814
IT services: 0.82%
Accenture PLC Class A	18,659	5,543,402
Amdocs Ltd.	18,180	1,457,309
		7,000,711
Semiconductors & semiconductor equipment: 7.03%
Advanced Micro Devices, Inc.†	36,096	3,555,456
Analog Devices, Inc.	10,643	1,674,463
Applied Materials, Inc.	47,572	6,296,154
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	15,744	$13,246,530
Enphase Energy, Inc.†	9,778	778,133
KLA Corp.	12,737	5,982,569
Lam Research Corp.	1,649	969,975
Microchip Technology, Inc.	49,649	3,539,477
Monolithic Power Systems, Inc.	1,232	544,224
NVIDIA Corp.	57,239	23,342,064
		59,929,045
Software: 10.88%
Adobe, Inc.†	13,342	7,098,744
Cadence Design Systems, Inc.†	6,401	1,535,280
Dropbox, Inc. Class A†	185,173	4,870,050
Fortinet, Inc.†	42,818	2,447,905
Microsoft Corp.	188,800	63,835,168
Oracle Corp.	25,134	2,598,856
Salesforce, Inc.†	21,253	4,268,240
Synopsys, Inc.†	12,960	6,083,942
		92,738,185
Technology hardware, storage & peripherals: 6.98%
Apple, Inc.	348,538	59,519,834
Materials: 1.62%
Chemicals: 0.82%
Albemarle Corp.	4,512	572,031
CF Industries Holdings, Inc.	31,034	2,475,893
Westlake Corp.	34,385	3,966,654
		7,014,578
Containers & packaging: 0.24%
Graphic Packaging Holding Co.	96,359	2,072,682
Metals & mining: 0.56%
Reliance Steel & Aluminum Co.	18,655	4,745,459
Real estate: 1.95%
Industrial REITs : 0.71%
Prologis, Inc.	60,322	6,077,442
Retail REITs : 0.28%
Simon Property Group, Inc.	22,032	2,421,096
Specialized REITs : 0.96%
CubeSmart	33,768	1,151,151
Extra Space Storage, Inc.	26,442	2,739,127
Public Storage	7,635	1,822,551
VICI Properties, Inc.	87,776	2,448,950
		8,161,779
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Utilities: 1.91%
Electric utilities: 1.25%
American Electric Power Co., Inc.	59,179	$4,470,382
Evergy, Inc.	26,516	1,302,996
NextEra Energy, Inc.	42,415	2,472,794
PPL Corp.	97,886	2,405,059
		10,651,231
Multi-utilities: 0.66%
DTE Energy Co.	17,459	1,682,699
Public Service Enterprise Group, Inc.	63,785	3,932,345
		5,615,044
Total common stocks (Cost $485,571,063)		829,331,523

		Yield
Short-term investments: 2.54%
Investment companies: 2.54%
Allspring Government Money Market Fund Select Class♠∞		5.29%	21,670,122	21,670,122
Total short-term investments (Cost $21,670,122)				21,670,122
Total investments in securities (Cost $507,241,185)	99.81%			851,001,645
Other assets and liabilities, net	0.19			1,598,231
Total net assets	100.00%			$852,599,876

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,428,630	$20,355,940	$(20,114,448)	$0	$0	$21,670,122	21,670,122	$215,549
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	100	12-15-2023	$21,696,977	$21,061,250	$0	$(635,727)
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”) which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$76,933,301	$0	$0	$76,933,301
Consumer discretionary	79,266,591	0	0	79,266,591
Consumer staples	58,725,974	0	0	58,725,974
Energy	37,417,838	0	0	37,417,838
Financials	104,430,087	0	0	104,430,087
Health care	118,412,868	0	0	118,412,868
Industrials	69,835,355	0	0	69,835,355
Information technology	237,550,198	0	0	237,550,198
Materials	13,832,719	0	0	13,832,719
Real estate	16,660,317	0	0	16,660,317
Utilities	16,266,275	0	0	16,266,275
Short-term investments
Investment companies	21,670,122	0	0	21,670,122
Total assets	$851,001,645	$0	$0	$851,001,645
Liabilities
Futures contracts	$635,727	$0	$0	$635,727
Total liabilities	$635,727	$0	$0	$635,727
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2023, $1,367,400 was segregated as cash collateral for these open futures contracts.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined U.S. Core Fund | 9